SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies) - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting The financial statements of the Plan are prepared on the accrual basis of accounting.
Use of Estimates
Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, and disclosure of contingent assets and liabilities. Actual results may differ from those estimates.

Investment Valuation and Income Recognition
Investment Valuation and Income Recognition

Investments are reported at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note 4 for discussion of fair value measurements.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation (depreciation) includes the Plan's realized and unrealized gains and losses on investments bought and sold as well as held during the year.

Notes Receivable from Participants
Notes Receivable from Participants

Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on the accrual basis. No allowance for credit losses has been recorded as of December 31, 2025 or 2024. If a participant ceases to make loan repayments and the plan administrator deems the participant loan to be in default, the participant loan balance is reduced and a benefit payment is recorded.

Contributions	Contributions Contributions to the Plan from participants and, when applicable, from the Company are recorded in the period that payroll deductions are made from Plan participants.
Payment of Benefits	Payment of Benefits Benefits are recorded when paid.
Administrative Expenses
Administrative Expenses
The Plan is responsible for all trustee and investment management fees. Participants are charged a pro-rated per-participant fee of $63.00. To cover additional expenses, participants are also charged 0.03% of annual plan-related expenses. Tredegar also pays for other administrative expenses up to an annual limit of $75,000. Any expenses in excess of this limit are paid by the Plan. In 2025 and 2024, administrative expenses were reduced by trustee credits, participant paid fees, and forfeited accounts totaling $63,911 and $103,726 respectively.
Subsequent Events
Subsequent Events

The Plan has evaluated all events through June 12, 2026, the date the financial statements were issued, and has determined that there were no subsequent events that require disclosure pursuant to the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”).